Share Capital - Summarizes Activity Related to RSUs (Details)	9 Months Ended	12 Months Ended
	Jan. 31, 2026 shares $ / shares	Apr. 30, 2025 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares	1,927,925	1,521,367
Number of options, Granted | shares	0	799,767
Number of options, Forfeited | shares	0	(234,188)
Number of options, Outstanding | shares	1,476,717	1,927,925
Number of options, Unvested | shares	(424,194)
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.69	$ 5.9
Weighted average exercise price, Granted | $ / shares	0	1.2
Weighted average exercise price, Forfeited | $ / shares	0	1.1
Weighted average exercise price outstanding, Ending balance | $ / shares	3.97	$ 5.69
Weighted average exercise price, Unvested | $ / shares	$ 1.23
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares	46,000	0
Number of options, Granted | shares	1,287,335	46,000
Number of options, Exercised | shares	(23,779)
Number of options, Forfeited | shares	(18,528)
Number of options, Outstanding | shares	1,291,028	46,000
Number of options, Unvested | shares	(1,279,528)
Number of Share Options Vested and Outstanding | shares	11,500
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.42	$ 0
Weighted average exercise price, Granted | $ / shares	2.54	0.42
Weighted average exercise price, Exercised | $ / shares	0.7
Weighted average exercise price, Forfeited | $ / shares	0.4
Weighted average exercise price outstanding, Ending balance | $ / shares	2.52	$ 0.42
Weighted average exercise price, Unvested | $ / shares	2.54
Weighted average exercise price, Vested and outstanding | $ / shares	$ 0.55